                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                                      COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   209.2%
         ALABAMA   1.8%
$  2,375 Bessemer, AL Governmental Util
            Svc Corp Wtr Supply Rev Rfdg,
            Ser A (AGL Insd) (a) ..............................................            5.000%      06/01/39     $     2,394,412
   3,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys, Ser A ...........................................            5.000       11/15/30           2,587,410
   2,000 Birmingham Baptist Med Ctr AL
            Spl Care Fac Fin Auth Rev
            Baptist Hlth Sys, Ser A ...........................................            5.875       11/15/24           1,989,440
   1,900 Huntsville-Redstone Vlg, AL Spl
            Care Fac Fin Auth Redstone Vlg
            Proj ..............................................................            5.500       01/01/43           1,513,521
       4 Mobile, AL Indl Dev Brd Solid
            Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg ..................................................            6.950       01/01/20                 346
   1,000 Valley, AL Spl Care Fac Fin Auth
            Rev Lanier Mem Hosp, Ser A ........................................            5.600       11/01/16           1,001,350
                                                                                                                    ---------------
                                                                                                                          9,486,479
                                                                                                                    ---------------
         ALASKA   0.6%
   4,250 Northern Tob Sec Corp AK Tob
            Settlement, Ser A .................................................            5.000       06/01/46           3,011,593
                                                                                                                    ---------------

         ARIZONA   3.4%
   5,000 Glendale, AZ Indl Dev Auth John
            C Lincoln Hlth Rfdg, Ser B ........................................            5.000       12/01/37           4,240,700
   4,500 Maricopa Cnty, AZ Hosp Rev Sun
            Hlth Corp .........................................................            5.000       04/01/35           3,899,295
   1,555 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg, Ser A (FSA
            Insd) .............................................................            7.250       07/15/10           1,564,594

         ARIZONA (CONTINUED)
$  2,500 Pima Cnty, AZ Indl Dev Auth Wtr
            & Wastewtr Rev Global Wtr
            Resh LLC Proj (AMT) ...............................................            6.550%      12/01/37     $     2,228,400
   2,685 South Campus Group LLC AZ Std
            Hsg Rev AZ St Univ South
            Campus Proj (MBIA Insd) ...........................................            5.625       09/01/35           2,660,889
   4,000 University Med Ctr Corp AZ Hosp
            Rev ...............................................................            5.000       07/01/35           3,497,760
                                                                                                                    ---------------
                                                                                                                         18,091,638
                                                                                                                    ---------------
         ARKANSAS   0.6%
   1,930 Arkansas St Cap Apprec College
            Svg (b) ...........................................................              *         06/01/16           1,408,591
   2,000 Arkansas St Dev Fin Auth Rev St
            Agy Fac Donaghey Plaza Proj
            (FSA Insd) ........................................................            5.000       06/01/34           1,999,860
                                                                                                                    ---------------
                                                                                                                          3,408,451
                                                                                                                    ---------------
         CALIFORNIA   30.4%
     725 Aliso Viejo, CA Cmnty Fac Dist
            Spl Tax No 2005-01 Glenwood
            at Aliso ..........................................................            6.000       09/01/38             711,587
   6,000 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Sub Pub Impt
            Proj, Ser C (FSA Insd) ............................................              *         09/01/19           3,505,980
   7,195 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Sub Pub Impt
            Proj, Ser C (FSA Insd) ............................................              *         09/01/21           3,703,914
   1,300 Anaheim, CA Pub Fin Auth Lease
            Rev Pub Impt Proj, Ser C (FSA
            Insd) .............................................................            6.000       09/01/16           1,480,908
   2,095 Bay Area Govt Assn CA Rev Tax
            Alloc CA Redev Pool, Ser A
            (XLCA Insd) .......................................................            5.250       09/01/35           1,968,336

         CALIFORNIA (CONTINUED)
$  1,160 Bay Area Toll Auth CA Toll Brdg
            Rev San Francisco Bay Area,
            Ser C (AMBAC Insd) (c)(d) .........................................            7.000%      04/01/37     $     1,160,000
   3,000 California Cnty, CA Tob Sec Agy
            Tob LA Cnty Sec (e) ...............................................      0.000/5.250       06/01/21           2,249,580
   2,050 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg, Ser A .......................................            5.125       06/01/38           1,548,652
   1,000 California Cnty, CA Tob Sec Agy
            Tob Merced Cnty Rfdg, Ser A .......................................            5.250       06/01/45             757,220
   6,000 California Hsg Fin Agy Rev Home
            Mtg, Ser G (AMT) (a) ..............................................            4.950       08/01/23           5,634,570
   4,000 California Hsg Fin Agy Rev Home
            Mtg, Ser G (AMT) (a) ..............................................            5.050       02/01/29           3,756,380
   7,100 California Hsg Fin Agy Rev Home
            Mtg, Ser I (AMT) (a) ..............................................            4.800       08/01/36           6,573,807
   3,550 California Hsg Fin Agy Rev Home
            Mtg, Ser K (AMT) (a) ..............................................            5.300       08/01/23           3,433,905
   4,100 California Hsg Fin Agy Rev Home
            Mtg, Ser K (AMT) (a) ..............................................            5.450       08/01/28           3,965,919
   3,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj, Ser C (AMT) (d) ....................................            5.125       11/01/23           2,571,840
      95 California St (AMBAC Insd) ...........................................            5.125       10/01/27              95,036
     850 California St Dept Wtr Res Wtr
            Rev Cent Vly Proj, Ser AE (a) .....................................            5.000       12/01/24             880,355
   1,075 California St Dept Wtr Res Wtr
            Rev Cent Vly Proj, Ser AE (a) .....................................            5.000       12/01/25           1,113,391
   1,075 California St Dept Wtr Res Wtr
            Rev Cent Vly Proj, Ser AE (a) .....................................            5.000       12/01/26           1,113,391
     650 California St Dept Wtr Res Wtr
            Rev Cent Vly Proj, Ser AE (a) .....................................            5.000       12/01/27             673,212
   1,075 California St Dept Wtr Res Wtr
            Rev Cent Vly Proj, Ser AE (a) .....................................            5.000       12/01/28           1,113,391

         CALIFORNIA (CONTINUED)
$     25 California St (Prerefunded @
            2/01/12) ..........................................................            5.000%      02/01/19     $        26,863
   5,000 California St Pub Wks Brd Dept
            Gen Svc Cap East End, Ser A
            (AMBAC Insd) ......................................................            5.125       12/01/21           5,082,500
   4,000 California St Pub Wks Brd Lease
            Rev Dept of Corrections St
            Prisons Rfdg, Ser A (AMBAC
            Insd) .............................................................            5.000       12/01/19           4,125,920
   6,000 California St Pub Wks Brd Lease
            Rev Dept of Corrections St
            Prisons Rfdg, Ser A (AMBAC
            Insd) .............................................................            5.250       12/01/13           6,314,580
   3,750 California St Pub Wks Brd Lease
            Rev Dept of Mental Hlth
            Coalinga, Ser A ...................................................            5.000       06/01/24           3,764,812
   4,600 California St Pub Wks Brd Lease
            Rev Var Univ CA Proj Rfdg, Ser A ..................................            5.500       06/01/10           4,773,144
   5,905 California St Pub Wks Brd Lease
            Rev Var Univ CA Proj Rfdg, Ser A ..................................            5.500       06/01/14           6,410,055
   8,920 California St Vet, Ser CD
            (AMT) (a) .........................................................            4.600       12/01/32           8,193,928
   6,500 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth, Ser A .......................................................            5.250       07/01/30           6,021,405
   1,000 California Statewide Cmnty Dev
            Auth Rev Front Porch Cmnty &
            Svc, Ser A (f) ....................................................            5.125       04/01/37             861,410
     450 Daly City, CA Hsg Dev Fin Agy
            Mobile Home Pk Rev Third Tier
            Franciscan Rfdg, Ser C ............................................            6.500       12/15/47             394,519

         CALIFORNIA (CONTINUED)
$  2,000 Florin, CA Res Consv Dist Cap
            Impt Elk Grove Wtr Svc, Ser A
            (MBIA Insd) .......................................................            5.000%      09/01/33     $     1,919,860
  30,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg,
            Ser A .............................................................              *         01/15/22          13,012,800
   5,000 Foothill/Eastern Tran Corridor Agy
            CA Toll Rd Rev (MBIA Insd) ........................................              *         01/15/18           2,844,550
   4,000 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd Sr,
            Ser A-1 ...........................................................            5.750       06/01/47           3,285,200
   3,850 Golden St Tob Sec Corp CA Tob
            Settlement Rev Asset Bkd Sr,
            Ser A-1 (a) .......................................................            5.750       06/01/47           3,160,257
   1,000 Hesperia, CA Pub Fin Auth Rev
            Redev & Hsg Proj, Ser A (XLCA
            Insd) .............................................................            5.000       09/01/31             902,400
   3,350 Imperial Irr Dist CA Ctf Part Elec
            Sys Proj (FSA Insd) (g) ...........................................            5.250       11/01/19           3,521,219
   3,950 Los Angeles, CA Dept Wtr & Pwr,
            Ser A (FGIC Insd) .................................................            5.125       07/01/40           3,950,514
     500 Morongo Band of Mission Indians
            CA Enterprise Rev Indians
            Enterprise Casino, Ser B (f) ......................................            5.500       03/01/18             487,735
   5,500 Port Oakland, CA, Ser L (FGIC
            Insd) (AMT) .......................................................            5.000       11/01/32           4,950,275
   2,600 Quechan Indian Tribe Ft Yuma
            Indian Reservation CA & Govt
            Proj ..............................................................            7.000       12/01/27           2,485,366
   9,000 Riverside Cnty, CA Asset Leasing
            Corp Leasehold Rev Riverside
            Cnty Hosp Proj (MBIA Insd) ........................................              *         06/01/21           4,686,480

         CALIFORNIA (CONTINUED)
$ 13,880 San Joaquin Hills, CA Trans
            Corridor Agy Toll Rd Rev Cap
            Apprec Rfdg, Ser A (MBIA
            Insd) .............................................................              *         01/15/28     $     4,279,482
   4,300 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd Bd,
            Ser A-1 ...........................................................            5.500%      06/01/45           3,395,538
   4,200 Tobacco Sec Auth Northn CA Tob
            Settlement Rev, Ser A-1 ...........................................            5.375       06/01/38           3,302,166
   1,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr, Ser A-1 ........................................            5.000       06/01/37             742,720
  14,000 Tobacco Sec Auth Southn CA
            Tob Settlement Sr, Ser A-1 ........................................            5.125       06/01/46          10,353,840
                                                                                                                    ---------------
                                                                                                                        161,260,912
                                                                                                                    ---------------
         COLORADO   5.1%
   1,945 Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Pinnacle Impt
            & Rfdg (XLCA Insd) ................................................            5.250       06/01/23           1,942,860
   1,200 Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers
            of Amer Care, Ser A ...............................................            5.300       07/01/37             975,432
   3,000 Colorado Hlth Fac Auth Rev
            Catholic Hlth Initiatives, Ser A (b) ..............................            5.500       03/01/32           3,157,950
   5,425 Colorado Hlth Fac Auth Rev
            Catholic Hlth, Ser C5 (FSA
            Insd) (a) .........................................................            5.000       09/01/36           5,368,334
   4,250 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty Inc .....................................            5.000       12/01/35           3,486,105
   2,700 Colorado Hlth Fac Auth Rev Hlth
            Fac Evangelical Lutheran ..........................................            5.000       06/01/35           2,371,167

         COLORADO (CONTINUED)
$  2,000 Colorado Hlth Fac Auth Rev Hosp
            North CO Med Ctr (MBIA
            Insd) (c)(d) ......................................................            8.000%      05/15/20     $     2,000,000
   2,250 Colorado Hlth Fac Auth Rev Hosp
            Portercare Adventist Hlth
            (Prerefunded @ 11/15/11) ..........................................            6.500       11/15/31           2,529,113
   1,500 Colorado Hlth Fac Auth Rev Hosp
            Valley View Assn Proj .............................................            5.125       05/15/37           1,300,800
      30 Colorado Hsg Fin Auth Single
            Family Pgm Sr, Ser A2 (AMT) .......................................            7.250       05/01/27              30,499
       9 Colorado Hsg Fin Auth Single
            Family Pgm Sr, Ser B1 (AMT) .......................................            7.650       11/01/26               9,174
   1,330 Denver, CO City & Cnty Arpt Rev,
            Ser D (AMT) .......................................................            7.750       11/15/13           1,440,536
   1,700 Salida, CO Hosp Dist Rev .............................................            5.250       10/01/36           1,356,107
   1,500 University CO Hosp Auth Rev,
            Ser A .............................................................            5.000       11/15/37           1,310,850
                                                                                                                    ---------------
                                                                                                                         27,278,927
                                                                                                                    ---------------
         CONNECTICUT   0.3%
     900 Connecticut St Dev Auth Solid
            Waste Disp Fac Rev Pseg Pwr
            LLC Proj, Ser A (AMT) .............................................            5.750       11/01/37             855,405
     675 Mashantucket Western Pequot
            Tribe CT 2006 Sub Spl Rev Bd,
            Ser A (f) .........................................................            5.500       09/01/36             568,964
                                                                                                                    ---------------
                                                                                                                          1,424,369
                                                                                                                    ---------------
         DISTRICT OF COLUMBIA   2.5%
     850 District Columbia Wtr & Swr Auth
            Pub Util Rev Rfdg Sub Lien, Ser
            A (AGL Insd) (a) ..................................................            5.000       10/01/29             848,755

         DISTRICT OF COLUMBIA (CONTINUED)
$  1,725 District Columbia Wtr & Swr Auth
            Pub Util Rev Rfdg Sub Lien, Ser
            A (AGL Insd) (a) ..................................................            5.000%      10/01/34     $     1,722,472
   5,500 District Columbia Wtr & Swr Auth
            Pub Util Rev Sub Lien, Ser A
            (FSA Insd) (a) ....................................................            5.500       10/01/41           5,716,260
   5,000 Metropolitan Washington DC Arpt
            Auth Sys, Ser A (FGIC Insd)
            (AMT) .............................................................            5.250       10/01/32           4,725,100
                                                                                                                    ---------------
                                                                                                                         13,012,587
                                                                                                                    ---------------
         FLORIDA   13.4%
   1,000 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg ...........................................            5.875       11/15/36             870,910
     700 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg ...........................................            5.875       11/15/42             602,847
     375 Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt, Ser A ..................................................            6.000       05/01/38             313,493
     250 Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt Sub, Ser B ..............................................            6.200       05/01/38             209,070
   1,450 Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena
            Vida Estates Inc ..................................................            6.750       01/01/37           1,390,797
     570 Escambia Cnty, FL Hlth Fac Auth
            Rev (AMBAC Insd) ..................................................            5.950       07/01/20             602,963
   3,425 Florida Hsg Fin Corp Rev, Ser 6
            (AMT) (a) .........................................................            4.625       07/01/31           3,200,639
   2,455 Florida Hsg Fin Corp Rev, Ser 6
            (AMT) (a) .........................................................            4.700       07/01/37           2,294,180
   1,305 Florida St Tpk Auth Tpk Rev Dept
            Trans Rfdg, Ser A (a) .............................................            5.000       07/01/26           1,326,912
   1,325 Florida St Tpk Auth Tpk Rev Dept
            Trans Rfdg, Ser A (a) .............................................            5.000       07/01/27           1,347,247

         FLORIDA (CONTINUED)
$  1,440 Florida St Tpk Auth Tpk Rev Dept
            Trans Rfdg, Ser A (a) .............................................            5.000%      07/01/28     $     1,464,178
   2,500 Florida St Tpk Auth Tpk Rev Dept
            Trans Rfdg, Ser A (a) .............................................            5.000       07/01/32           2,541,977
   6,450 Fort Lauderdale, FL Wtr & Swr
            Rev (a) ...........................................................            5.000       09/01/32           6,516,958
   3,000 Halifax Hosp Med Ctr FL Hosp
            Rev Impt Rfdg, Ser A ..............................................            5.250       06/01/26           2,814,720
     960 Highlands, FL Cmnty Dev Dist Spl
            Assmt .............................................................            5.550       05/01/36             742,176
   1,075 Hillsborough Cnty, FL Aviation
            Auth Rev, Ser A (AGL Insd)
            (AMT) (a) .........................................................            5.375       10/01/33           1,078,733
   2,425 Hillsborough Cnty, FL Aviation
            Auth Rev, Ser A (AGL Insd)
            (AMT) (a) .........................................................            5.500       10/01/38           2,433,420
     800 Hillsborough Cnty, FL Indl Dev
            Auth Pollutn Ctl Rev
            Hillsborough Cnty Ida Rfdg
            (AMBAC Insd) (d) ..................................................            5.000       12/01/34             808,480
     900 Hillsborough Cnty, FL Indl Dev
            Auth Pollutn Ctl Rev Tampa
            Elec, Ser B (d) ...................................................            5.150       09/01/25             913,410
   3,980 Jacksonville, FL Port Auth (MBIA
            Insd) (AMT) .......................................................            5.700       11/01/30           3,881,654
   2,780 Jacksonville, FL Port Auth (MBIA
            Insd) (Prerefunded @ 11/01/10)
            (AMT) .............................................................            5.700       11/01/30           2,968,345
     750 Main Str Cmnty Dev Dist FL Cap
            Impt Rev, Ser A ...................................................            6.800       05/01/38             704,175
     475 Main Str Cmnty Dev Dist FL Cap
            Impt Rev, Ser B ...................................................            6.900       05/01/17             463,842

         FLORIDA (CONTINUED)
$ 11,500 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (AGL Insd)
            (AMT) .............................................................            5.375%      10/01/32     $    11,099,570
     695 Midtown Miami, FL Cmnty Dev FL
            Spl Assmt Rev, Ser A ..............................................            6.000       05/01/24             636,335
   5,000 Ocoee, FL Wtr & Swr Sys Rev
            Impt & Rfdg (AMBAC Insd) ..........................................            5.125       10/01/33           5,018,750
     900 Orange Cnty, FL Hlth Fac Auth
            Rev First Mtg Orlando Lutheran
            Tower .............................................................            5.500       07/01/32             752,922
     925 Orange Cnty, FL Hlth Fac Auth
            Rev Hlthcare Orlando Lutheran
            Rfdg ..............................................................            5.375       07/01/20             830,687
   1,250 Palm Beach Cnty, FL Hlth Fac
            Auth Rev Wtrford Proj .............................................            5.875       11/15/37           1,154,250
   2,100 Port Saint Lucie, FL Spl Assmt
            Rev Southwest Annexation Dist,
            Ser 1-B (MBIA Insd) ...............................................            5.000       07/01/33           2,061,759
   3,500 Putnam Cnty, FL Dev Auth Pollutn
            Ctl Rev Rfdg Seminole Proj, Ser
            A (AMBAC Insd) (d) ................................................            5.350       03/15/42           3,470,355
     495 Reunion East Cmnty Dev Dist FL
            Spl Assmt .........................................................            5.800       05/01/36             404,880
     500 Seminole Tribe, FL Spl Oblig Rev,
            Ser A (f) .........................................................            5.250       10/01/27             446,960
   1,050 Seven Oaks, FL Cmnty Dev Dist II
            Spl Assmt Rev, Ser A ..............................................            5.875       05/01/35             860,811
     900 Sterling Hill Cmnty Dev Dist FL
            Cap Impt Rev, Ser A ...............................................            6.200       05/01/35             901,827
   1,000 Tolomato Cmnty, FL Dev Dist Spl
            Assmt .............................................................            6.550       05/01/27             996,130
   1,550 Tolomato Cmnty, FL Dev Dist Spl
            Assmt .............................................................            6.650       05/01/40           1,542,684

         FLORIDA (CONTINUED)
$  1,180 Volusia Cnty, FL Ed Fac Auth Rev
            Ed Fac Embry Riddle Aero, Ser A ...................................            5.750%      10/15/29     $     1,159,326
     575 World Comm Cmnty Dev Dist FL
            Spl Assmt .........................................................            5.500       05/01/38             450,806
                                                                                                                    ---------------
                                                                                                                         71,279,178
                                                                                                                    ---------------
         GEORGIA   4.1%
   4,000 Atlanta, GA Arpt Passenger Fac
            Charge Rev Gen Sub Lien, Ser
            C (FSA Insd) (a) ..................................................            5.000       01/01/33           4,002,120
   5,000 Georgia Muni Elec Auth Pwr Rev,
            Ser B (FGIC Insd) (b) .............................................            5.700       01/01/19           5,642,200
   2,000 Georgia St Rd & Twy Auth Rev .........................................            5.000       10/01/19           2,101,840
     595 Marietta, GA Dev Auth Rev First
            Mtg Life College, Ser B (FSA
            Insd) .............................................................            5.375       09/01/09             596,517
   6,740 Municipal Elec Auth GA Comb
            Turbine Proj, Ser A (MBIA
            Insd) .............................................................            5.250       11/01/20           7,011,824
   1,700 Putnam Cnty, GA Dev Auth
            Pollutn Ctl Rev GA Pwr Co, Ser 1 ..................................            5.100       06/01/23           1,677,271
   1,000 Richmond Cnty, GA Dev Auth
            ASU Jaguar Student Hsg LLC,
            Ser A .............................................................            5.250       02/01/35             929,840
                                                                                                                    ---------------
                                                                                                                         21,961,612
                                                                                                                    ---------------
         HAWAII   2.0%
  10,430 Hawaii St Dept Budget & Fin Spl
            Purp Rev Hawaiian Elec Co Inc,
            Ser A (MBIA Insd) (AMT) ...........................................            5.650       10/01/27          10,404,864
                                                                                                                    ---------------

         IDAHO   0.2%
$    995 Idaho Hlth Fac Auth Rev Vly Vista
            Care Corp Rfdg ....................................................            6.125%      11/15/27     $       914,504
                                                                                                                    ---------------

         ILLINOIS   19.0%
   1,450 Bartlett, IL Tax Increment Rev
            Quarry Redev Proj Rfdg ............................................            5.600       01/01/23           1,372,396
   1,710 Bolingbrook, IL Cap Apprec Rfdg,
            Ser C (MBIA Insd) (g) .............................................              *         01/01/29             575,005
   1,365 Bolingbrook, IL Cap Apprec, Ser B
            (MBIA Insd) .......................................................              *         01/01/32             351,378
   8,675 Chicago, IL Brd Ed Rfdg, Ser C
            (FSA Insd) (a) ....................................................            5.000       12/01/27           8,885,664
   6,000 Chicago, IL Lakefront Millenium
            Pkg Fac (MBIA Insd)
            (Prerefunded @ 1/01/12) ...........................................            5.750       01/01/29           6,645,420
   7,200 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGC Insd) (a) ....................................................            5.250       01/01/24           7,408,944
  17,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGC Insd) (a) ....................................................            5.250       01/01/25          17,429,335
   1,290 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGC Insd) (a) ....................................................            5.250       01/01/26           1,321,206
   4,400 Chicago, IL O'Hare Intl Arpt Rev,
            Ser A (FSA Insd) (a) ..............................................            5.000       01/01/33           4,332,790
   3,500 Chicago, IL, Ser A (AGL Insd) (a) ....................................            5.250       01/01/25           3,657,185
   2,700 Chicago, IL, Ser A (AGL Insd) ........................................            5.250       01/01/25           2,813,913
   3,345 Cook Cnty, IL Sch Dist No. 100
            Berwyn South, Ser D (FSA
            Insd) .............................................................            5.500       12/01/23           3,568,914
   1,000 Illinois Dev Fin Auth Rev Cmnty
            Rehab Providers Fac, Ser A ........................................            7.375       07/01/25           1,048,750

         ILLINOIS (CONTINUED)
$  1,200 Illinois Fin Auth Rev Christian
            Homes Inc Rfdg, Ser A .............................................            5.750%      05/15/26     $     1,055,784
     250 Illinois Fin Auth Rev Christian
            Homes Inc Rfdg, Ser A .............................................            5.750       05/15/31             213,753
   1,000 Illinois Fin Auth Rev IL Fin Auth
            Roosevelt Univ ....................................................            5.500       04/01/37             944,920
   1,500 Illinois Fin Auth Rev IL Inst of
            Technology, Ser A .................................................            5.000       04/01/31           1,388,760
   5,000 Illinois Fin Auth Rev Osf Hlthcare
            Sys, Ser A ........................................................            5.750       11/15/37           4,992,450
   2,000 Illinois Fin Auth Rev Resurrection
            Hlthcare, Ser A (FSA Insd) ........................................            5.500       05/15/24           2,019,420
   1,000 Illinois Fin Auth Rev Sherman Hlth
            Sys 2007, Ser A ...................................................            5.500       08/01/37             925,230
   1,335 Illinois Fin Auth Solid Waste Rev
            Disp Waste Mgmt Inc Proj, Ser
            A (AMT) ...........................................................            5.050       08/01/29           1,098,905
   2,725 Illinois Hlth Fac Auth Rev
            Children's Mem Hosp (MBIA
            Insd) .............................................................            6.250       08/15/13           2,924,361
   1,485 Illinois Hlth Fac Auth Rev
            Evangelical Hosp Rfdg, Ser A
            (FSA Insd) (b)(g) .................................................            6.750       04/15/17           1,739,336
     825 Illinois Hlth Fac Auth Rev
            Evangelical Hosp, Ser C (FSA
            Insd) .............................................................            6.750       04/15/17             966,298
   3,400 Illinois St First Ser (FSA Insd) .....................................            5.250       04/01/27           3,488,910
   2,070 Northern IL Univ Ctf Part Hoffman
            Estates Ctr Proj (FSA Insd) .......................................            5.400       09/01/16           2,249,179
     130 Peoria, Moline & Freeport, IL Coll
            Mtg, Ser A (GNMA
            Collateralized) (AMT) .............................................            7.600       04/01/27             132,483

         ILLINOIS (CONTINUED)
$  5,000 Regional Trans Auth IL, Ser A
            (AMBAC Insd) ......................................................            8.000%      06/01/17     $     6,405,900
  10,000 Will Cnty, IL Sch Dist No. 122
            Rfdg, Ser B (FGIC Insd) ...........................................            5.250       11/01/20          10,363,800
     575 Will-Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT) ...........................................            7.000       12/01/42             546,060
                                                                                                                    ---------------
                                                                                                                        100,866,449
                                                                                                                    ---------------
         INDIANA   6.4%
   1,535 Indiana Hlth & Ed Fac Fin Auth
            Hosp Rev Clarian Hlth Oblig,
            Ser A .............................................................            5.000       02/15/36           1,382,621
   4,600 Indiana Hlth & Ed Fac Fin Auth
            Rev Ascension Hlth Sr Cr
            B-6 (a) ...........................................................            5.000       11/15/36           4,437,781
   3,000 Indiana Hlth Fac Fin Auth Hosp
            Rev Columbus Regl Hosp Rfdg
            (FSA Insd) ........................................................            7.000       08/15/15           3,411,510
   1,500 Indiana St Dev Fin Auth Rev
            Exempt Fac Conv Rfdg (AMT) ........................................            5.950       08/01/30           1,452,675
  10,000 Indiana St Hsg & Cmnty Dev Auth
            Single Family Mtg Rev Mtg, Ser
            D-1 (GNMA Collateralized)
            (AMT) (a) .........................................................            4.625       07/01/38           9,414,519
   2,000 Petersburg, IN Pollutn Ctl Rev IN
            Pwr & Lt (AMT) ....................................................            5.950       12/01/29           1,894,740
   8,500 Saint Joseph Cnty, IN Hosp Auth
            Hlth Sys Rev Rfdg Mem Hlth
            Sys (AMBAC Insd) (c)(d) ...........................................            7.000       08/15/33           8,500,000
   2,850 Southwest Parke Cmnty Sch Bldg
            First Mtg (FGIC Insd) (g) .........................................            5.250       07/15/21           2,984,007

         INDIANA (CONTINUED)
$    500 Vigo Cnty, IN Hosp Auth Rev Un
            Hosp Inc (f) ......................................................            5.750%      09/01/42     $       428,630
                                                                                                                    ---------------
                                                                                                                         33,906,483
                                                                                                                    ---------------
         IOWA   0.9%
   1,600 Pottawattamie Cnty, IA Rev
            Christian Homes Inc Rfdg, Ser E ...................................            5.750       05/15/26           1,395,024
     375 Sibley, IA Hlthcare Fac Rev
            Osceola Cmnty Hosp Proj ...........................................            6.000       12/01/37             334,230
   1,500 Tobacco Settlement Auth IA Tob
            Settlement Rev Asset Bkd, Ser C ...................................            5.375       06/01/38           1,165,725
   2,500 Tobacco Settlement Auth IA Tob
            Settlement Rev, Ser C .............................................            5.500       06/01/42           1,945,400
                                                                                                                    ---------------
                                                                                                                          4,840,379
                                                                                                                    ---------------
         KANSAS   1.8%
   1,500 Burlington, KS Environmental Impt
            Rev KC Rfdg Pwr LT, Ser B
            (XLCA Insd) (d) ...................................................            5.000       12/01/23           1,527,615
   3,430 Kansas St Dev Fin Auth Rev KS
            Proj, Ser N (AMBAC Insd) (g) ......................................            5.250       10/01/20           3,567,611
   3,615 Kansas St Dev Fin Auth Rev KS
            Proj, Ser N (AMBAC Insd) (g) ......................................            5.250       10/01/21           3,789,460
     800 Olathe, KS Sr Living Fac Rev
            Catholic Care Campus Inc, Ser A ...................................            6.000       11/15/38             715,864
                                                                                                                    ---------------
                                                                                                                          9,600,550
                                                                                                                    ---------------
         KENTUCKY   1.0%
   5,430 Louisville & Jefferson Cnty, KY
            Metro Govt Hlth Sys Rev Norton
            Hlthcare Inc (a) ..................................................            5.000       10/01/30           4,892,451

         KENTUCKY (CONTINUED)
$    500 Mount Sterling, KY Lease Rev KY
            League Cities Fdg, Ser B ..........................................            6.100%      03/01/18     $       565,570
                                                                                                                    ---------------
                                                                                                                          5,458,021
                                                                                                                    ---------------
         LOUISIANA   6.2%
   5,000 Lafayette, LA Util Rev (MBIA Insd) ...................................            5.250       11/01/21           5,233,850
   2,500 Louisiana Loc Govt Environment
            Fac Pkg Fac Corp Garage Proj,
            Ser A (AMBAC Insd) ................................................            5.375       10/01/31           2,528,425
   5,970 Louisiana Loc Govt Environment
            Southeastn LA Student Hsg,
            Ser A (MBIA Insd) (g) .............................................            5.250       08/01/24           6,052,744
   1,400 Louisiana Pub Fac Auth Rev Hlth
            Fac Glen Retirement, Ser A ........................................            6.700       12/01/25           1,400,812
   5,600 Louisiana St Gas & Fuels Tax
            Rev, Ser A (FSA Insd) (a) .........................................            5.000       05/01/36           5,586,504
   4,000 New Orleans, LA Rfdg (FGIC Insd) .....................................            5.500       12/01/21           3,904,520
   6,000 New Orleans, LA Rfdg (MBIA Insd) .....................................            5.125       09/01/21           5,946,180
   2,100 Rapides Fin Auth LA Rev Cleco
            Pwr Proj (AMT) (d) ................................................            5.250       11/01/37           2,080,134
                                                                                                                    ---------------
                                                                                                                         32,733,169
                                                                                                                    ---------------
         MARYLAND   2.6%
   5,000 Maryland St Econ Dev Corp MD
            Aviation Admin Fac (FSA Insd)
            (AMT) .............................................................            5.375       06/01/20           4,950,050
   2,000 Maryland St Hlth & Higher Ed Fac
            Auth Rev MD Inst College of Art ...................................            5.000       06/01/40           1,750,420
   2,350 Maryland St Hlth & Higher Ed Fac
            Auth Rev Mercy Med Ctr, Ser A .....................................            5.500       07/01/42           2,171,799

         MARYLAND (CONTINUED)
$  1,000 Maryland St Hlth & Higher Ed Fac
            Auth Rev Washington Cnty Hosp .....................................            5.750%      01/01/38     $       961,590
   4,000 Maryland St Trans Auth Arpt
            Baltimore/WA Intl Arpt, Ser B
            (AMBAC Insd) (AMT) ................................................            5.125       03/01/24           3,814,000
                                                                                                                    ---------------
                                                                                                                         13,647,859
                                                                                                                    ---------------
         MASSACHUSETTS   4.5%
   1,200 Massachusetts Bay Tran Auth MA
            Gen Tran Sys Rfdg, Ser A ..........................................            6.250       03/01/12           1,332,828
   2,000 Massachusetts Muni Whsl Elec
            Co Pwr Supply Sys Rev Proj
            No. 6-A, Ser A (MBIA Insd) ........................................            5.250       07/01/16           2,085,040
     450 Massachusetts St Dev Fin Agy
            Rev Linden Ponds Inc Fac, Ser A ...................................            5.750       11/15/35             388,935
     370 Massachusetts St Hlth & Ed Fac
            Auth Rev Hlthcare Sys
            Covenant (Prerefunded @
            1/01/12) ..........................................................            6.000       07/01/31             409,823
   1,380 Massachusetts St Hlth & Ed Fac
            Auth Rev Hlthcare Sys
            Covenant (Prerefunded @
            1/01/12) ..........................................................            6.000       07/01/31           1,410,567
   1,930 Massachusetts St Hlth & Ed Fac
            Auth Rev Saint Mem Med Ctr,
            Ser A .............................................................            6.000       10/01/23           1,860,096
   5,450 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue,
            Ser D .............................................................            5.000       07/01/33           4,718,065
   2,500 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family, Ser 130
            (AMT) .............................................................            5.000       12/01/37           2,141,425

         MASSACHUSETTS (CONTINUED)
$    925 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) .............................................................            6.900%      12/01/29     $       926,702
     925 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) .............................................................            6.950       12/01/35             926,739
   7,750 Massachusetts St Sch Bldg Auth
            Dedicated Sales Tax Rev, Ser A
            (AMBAC Insd) (a) ..................................................            4.500       08/15/35           7,529,889
                                                                                                                    ---------------
                                                                                                                         23,730,109
                                                                                                                    ---------------
         MICHIGAN   3.5%
   2,790 Detroit, MI Wtr Supply Sys Rev Sr
            Lien Rfdg, Ser C (MBIA
            Insd) (g) .........................................................            5.250       07/01/19           2,865,805
   2,000 Grand Rapids, MI Wtr Supply
            (FGIC Insd) .......................................................            5.750       01/01/15           2,111,420
   4,000 Kent Hosp Fin Auth MI Rev Metro
            Hosp Proj, Ser A ..................................................            6.000       07/01/35           3,699,440
   1,000 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth, Ser A (d) ..........................................            5.250       01/15/47           1,043,120
     500 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth, Ser A (d) ..........................................            5.500       01/15/47             525,930
   3,000 Michigan Tob Settlement Fin Auth
            Tob Settlement Asset Sr, Ser A ....................................            6.000       06/01/48           2,506,050
   2,285 Taylor, MI Bldg Auth (AMBAC
            Insd) (g) .........................................................            6.000       03/01/13           2,520,309
   3,090 Troy, MI Downtown Dev Auth Dev
            Rfdg (MBIA Insd) ..................................................            5.500       11/01/15           3,280,344
                                                                                                                    ---------------
                                                                                                                         18,552,418
                                                                                                                    ---------------
         MINNESOTA   1.0%
     475 Chisago, MN Hlthcare Fac Rev
            Cdl Homes LLC Proj ................................................            6.000       08/01/42             439,874

         MINNESOTA (CONTINUED)
$  1,065 Duluth, MN Econ Dev Auth
            Hlthcare Fac Rev Benedictine
            Hlth Sys Saint Marys
            (Prerefunded @ 2/15/14) ...........................................            5.250%      02/15/33     $     1,166,399
   1,000 Meeker Cnty, MN Gross Rev
            Hosp Fac Mem Hosp Proj ............................................            5.625       11/01/22             969,620
     225 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................            6.000       10/01/27             214,047
     650 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................            6.000       10/01/33             603,492
     210 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..............................................................            6.125       10/01/39             196,127
     900 Saint Paul, MN Hsg & Redev Auth
            Hlthcare Fac Rev Hlth Partners
            Oblig Grp Proj ....................................................            5.250       05/15/36             795,933
   1,075 Saint Paul, MN Hsg & Redev Auth
            Hosp Rev Hlth East Proj ...........................................            6.000       11/15/35           1,061,380
                                                                                                                    ---------------
                                                                                                                          5,446,872
                                                                                                                    ---------------
         MISSISSIPPI   1.0%
   1,405 Mississippi Dev Bk Spl Oblig Cap
            Proj & Equip Acquisition, Ser A2
            (AMBAC Insd) ......................................................            5.000       07/01/24           1,376,254
   1,550 Mississippi Dev Bk Spl Oblig
            Madison Cnty Hosp Proj
            (Prerefunded @ 7/01/09) ...........................................            6.400       07/01/29           1,646,999
   2,595 Mississippi Dev Bk Spl Oblig MS
            Ltd Oblig Hosp Impt (MBIA
            Insd) (g) .........................................................            5.250       07/01/32           2,519,226
                                                                                                                    ---------------
                                                                                                                          5,542,479
                                                                                                                    ---------------

         MISSOURI   4.5%
$    325 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc ...........................................            5.625%      06/01/27     $       311,681
   1,700 Cass Cnty, MO Hosp Rev ...............................................            5.625       05/01/38           1,550,672
   1,250 Cole Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Lutheran Sr Svc
            Heisinger Proj ....................................................            5.500       02/01/35           1,191,437
     975 Maryland Heights, MO Tax
            Increment Rev South Heights
            Redev Proj Rfdg, Ser A ............................................            5.500       09/01/18             943,829
   4,625 Missouri Jt Mun Elec Util Comnty
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) .......................................................            5.000       01/01/27           4,273,408
   1,000 Missouri Jt Muni Elec Util Comnty
            Pwr Proj Rev Plum Point Proj
            (MBIA Insd) .......................................................            5.000       01/01/26             933,750
   2,500 Missouri St Dev Fin Brd
            Infrastructure Fac Rev
            Crackerneck Creek Proj, Ser C .....................................            5.000       03/01/26           2,434,300
   2,195 Missouri St Hlth & Ed Fac Rev
            Univ MO Columbia Arena
            Proj (g) ..........................................................            5.000       11/01/16           2,315,440
   2,500 Platte Cnty, MO Neighborhood
            Impt Parkville, Ser B (MBIA
            Insd) .............................................................            5.000       02/01/25           2,545,800
   1,500 Saint Louis Cnty, MO Mtg Rev Ctf
            Rcpt, Ser H (AMT) (b) .............................................            5.400       07/01/18           1,612,575
     700 Saint Louis, MO Indl Dev Auth
            Tax Increment & Cmnty Impt
            Dist Loughborough Com Rfdg ........................................            5.750       11/01/27             653,268

         MISSOURI (CONTINUED)
$    570 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) .......................................................            4.550%      07/01/29     $       478,561
   2,030 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a) ...................................................            4.550       07/01/29           1,687,529
   3,360 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a) ...................................................            4.600       07/01/36           2,793,151
                                                                                                                    ---------------
                                                                                                                         23,725,401
                                                                                                                    ---------------
         NEBRASKA   1.8%
   5,235 Omaha Pub Pwr Dist NE Elec
            Rev Sys, Ser A (a) ................................................            5.000       02/01/34           5,252,476
   4,260 University NE Univ Rev Lincoln
            Student Fees & Fac, Ser B .........................................            5.000       07/01/23           4,353,379
                                                                                                                    ---------------
                                                                                                                          9,605,855
                                                                                                                    ---------------
         NEVADA   3.1%
   2,000 Clark Cnty, NV Econ Dev Rev
            Alexander Dawson Sch Proj .........................................            5.375       05/15/33           1,974,200
   7,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj, Ser A
            (AMBAC Insd) (AMT) ................................................            5.250       07/01/34           5,726,070
   4,375 Las Vegas Vly, NV Wtr Dist Rfdg,
            Ser B (MBIA Insd) .................................................            5.000       06/01/27           4,423,912
   3,000 Nevada Hsg Div Single Family
            Mtg Rev, Ser A (GNMA
            Collateralized) (AMT) .............................................            5.875       04/01/38           2,943,960
   1,750 Reno, NV Hosp Rev Renown Regl
            Med Ctr Proj, Ser A (a) ...........................................            5.250       06/01/37           1,605,900
                                                                                                                    ---------------
                                                                                                                         16,674,042
                                                                                                                    ---------------

         NEW HAMPSHIRE   0.6%
$  1,000 New Hampshire Hlth & Ed Fac
            Auth Rev Derryfield Sch
            (Prerefunded @ 7/01/10) ...........................................            7.000%      07/01/30     $     1,017,490
   1,400 New Hampshire Hlth & Ed Fac
            Hlthcare Sys Covenant Hlth ........................................            5.500       07/01/34           1,303,260
     950 New Hampshire St Bus Fin Auth
            Wtr Fac Rev Pennichuck
            Wtrwks Inc (AMBAC Insd)
            (AMT) .............................................................            6.300       05/01/22             955,691
                                                                                                                    ---------------
                                                                                                                          3,276,441
                                                                                                                    ---------------
         NEW JERSEY   10.9%
   1,000 New Jersey Econ Dev Auth Rev
            Cig Tax ...........................................................            5.500       06/15/31             907,030
   1,900 New Jersey Econ Dev Auth Rev
            Cig Tax ...........................................................            5.750       06/15/29           1,785,696
   1,225 New Jersey Econ Dev Auth Rev
            Cig Tax ...........................................................            5.750       06/15/34           1,129,205
   6,625 New Jersey Econ Dev Auth Rev
            Mtr Veh Rev, Ser A (BHAC
            Insd) (a) .........................................................            5.250       07/01/26           7,139,235
   2,210 New Jersey Econ Dev Auth Wtr
            Fac Rev NJ Amern Wtr Co Inc,
            Ser B (FGIC Insd) (AMT) ...........................................            5.375       05/01/32           2,040,051
   4,350 New Jersey Econ Dev Wtr NJ
            Amern Wtr Co Inc, Ser A (FGIC
            Insd) (AMT) .......................................................            5.250       07/01/38           4,035,060
   2,500 New Jersey Hlthcare Fac Fin Auth
            Rev Gen Hosp Ctr at Passaic
            (FSA Insd) (b) ....................................................            6.750       07/01/19           2,996,175
   1,650 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Peters Univ Hosp
            Oblig .............................................................            5.750       07/01/37           1,576,195

         NEW JERSEY (CONTINUED)
$  4,000 New Jersey St Hsg & Mtg Fin Agy
            Rev Single Family Hsg, Ser X
            (AMT) .............................................................            5.100%      10/01/23     $     3,828,600
  10,750 Salem Cnty, NJ Indl Pollutn Ctl
            Fin Auth Rev Pollutn Ctl Pub
            Svc Elec & Gas, Ser A (MBIA
            Insd) (AMT) .......................................................            5.450       02/01/32          10,754,408
  30,000 Tobacco Settlement Fin Corp NJ,
            Ser 1A (a) ........................................................            5.000       06/01/41          21,528,300
                                                                                                                    ---------------
                                                                                                                         57,719,955
                                                                                                                    ---------------
         NEW MEXICO   0.3%
   1,500 Jicarilla, NM Apache Nation Rev
            Adj, Ser A (Acquired 10/23/03,
            Cost $1,514,910) (h) ..............................................            5.000       09/01/18           1,541,640
                                                                                                                    ---------------

         NEW YORK   12.0%
   7,000 Metropolitan Trans Auth NY Rev
            Rfdg, Ser A (FGIC Insd) ...........................................            5.250       11/15/31           7,026,040
   2,775 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Proj,
            Ser B .............................................................            6.750       03/01/15           2,822,203
   5,000 New York, NY City Muni Wtr Fin
            Auth Wtr & Swr Sys Rev, Ser D (a) .................................            5.000       06/15/38           5,028,512
   5,440 New York, NY Sub, Ser I-1 (a) ........................................            5.000       02/01/26           5,555,573
   7,575 New York St Dorm Auth Rev City
            Univ Sys Cons, Ser A ..............................................            5.625       07/01/16           8,351,134
   1,520 New York St Dorm Auth Rev Insd
            John T Mather Mem Hosp
            (Connie Lee Insd) (g) .............................................            6.500       07/01/09           1,585,634
   3,845 New York St Dorm Auth Rev Secd
            Hosp Gen Hosp Rfdg ................................................            5.750       02/15/20           4,100,154

         NEW YORK (CONTINUED)
$  1,000 New York St Mtg Agy Homeowner
            Mtg Rev 145 (AMT) .................................................            5.125%      10/01/37     $       877,970
   5,000 New York St Urban Dev Corp Rev
            St Fac Rfdg .......................................................            5.700       04/01/20           5,629,250
  21,900 Port Auth NY & NJ Cons 144th
            Ser (a) ...........................................................            5.000       10/01/35          22,162,382
     675 Seneca Nation Indians Cap Impt
            Auth NY Spl Oblig, Ser A (f) ......................................            5.000       12/01/23             580,824
                                                                                                                    ---------------
                                                                                                                         63,719,676
                                                                                                                    ---------------
         NORTH CAROLINA   0.5%
   1,500 North Carolina Eastn Muni Pwr
            Agy Pwr Sys Rev, Ser D ............................................            6.700       01/01/19           1,561,125
   1,000 North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Southminster Proj, Ser A ..........................................            5.750       10/01/37             933,820
                                                                                                                    ---------------
                                                                                                                          2,494,945
                                                                                                                    ---------------
         OHIO   7.0%
   6,000 Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo, Ser A-2 ..................................            5.750       06/01/34           4,967,160
   5,000 Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo, Ser A-2 ..................................            6.500       06/01/47           4,461,950
   3,150 Cuyahoga Cnty, OH Hosp Fac
            Rev Canton Inc Proj ...............................................            7.500       01/01/30           3,337,299
   1,000 Dayton, OH Arpt Rev James M
            Cox Dayton Rfdg, Ser C
            (Radian Insd) (AMT) ...............................................            5.250       12/01/27             912,640
   3,325 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser A (FSA Insd) (a) ....................................            5.000       02/01/24           3,396,845
   3,350 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser B (FSA Insd) (a) ....................................            5.000       02/01/24           3,422,727

         OHIO (CONTINUED)
$  3,600 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser C-1 (FSA
            Insd) (a) .........................................................            5.000%      04/01/24     $     3,677,922
   1,625 Montgomery Cnty, OH Rev
            Catholic Hlth, Ser C-1 (FSA
            Insd) (a) .........................................................            5.000       10/01/41           1,597,148
   5,130 Muskingum Cnty, OH Hosp Fac
            Rev Bethesda Care Sys Impt &
            Rfdg (Connie Lee Insd) (g) ........................................            6.250       12/01/10           5,195,766
   5,000 Ohio St Air Quality Dev Auth Rev
            Dayton Pwr (FGIC Insd)
            (AMT) (a) .........................................................            4.800       09/01/36           4,865,497
     895 Toledo Lucas Cnty, OH Port Auth
            Dev Rev Northwest OH Bd Fd,
            Ser C (AMT) (g) ...................................................            6.600       11/15/15             912,739
     440 Toledo Lucas Cnty, OH Port Auth
            Northwest Bd Fd, Ser A
            (AMT) (b) .........................................................            6.000       05/15/11             450,534
                                                                                                                    ---------------
                                                                                                                         37,198,227
                                                                                                                    ---------------
         OKLAHOMA   1.2%
   1,650 Chickasaw Nation, OK Hlth Sys (f) ....................................            6.250       12/01/32           1,680,624
   1,500 Jenks, OK Aquarium Auth Rev
            First Mtg (MBIA Insd)
            (Prerefunded @ 7/01/10) ...........................................            6.100       07/01/30           1,621,935
   2,755 Tulsa Cnty, OK Pub Fac Auth
            Cap Impt Rev (AMBAC Insd)
            (Prerefunded @ 11/01/09) ..........................................            6.250       11/01/22           2,958,347
                                                                                                                    ---------------
                                                                                                                          6,260,906
                                                                                                                    ---------------
         OREGON   2.2%
   2,010 Emerald Peoples Util Dist OR
            Rfdg (FGIC Insd) (g) ..............................................            7.350       11/01/09           2,119,424

         OREGON (CONTINUED)
$  4,000 Oregon Hlth Sciences Univ Insd,
            Ser A (MBIA Insd) .................................................            5.250%      07/01/22     $     4,104,280
   5,000 Oregon St Dept Admin Rfdg, Ser
            C (MBIA Insd) .....................................................            5.250       11/01/18           5,228,600
                                                                                                                    ---------------
                                                                                                                         11,452,304
                                                                                                                    ---------------
         PENNSYLVANIA   3.7%
   3,000 Allegheny Cnty, PA Hosp Dev
            Auth Rev Hlth Sys West PA,
            Ser A .............................................................            5.000       11/15/28           2,394,690
   1,125 Pennsylvania Econ Dev Fin Auth
            Exempt Fac Rev Reliant Energy,
            Ser B (AMT) (d) ...................................................            6.750       12/01/36           1,130,501
  16,755 Pennsylvania St Pub Sch Bldg
            Auth Lease Rev Sch Dist
            Philadelphia Proj, Ser B (FSA
            Insd) (a) .........................................................            4.500       06/01/32          15,898,761
                                                                                                                    ---------------
                                                                                                                         19,423,952
                                                                                                                    ---------------
         SOUTH CAROLINA   6.1%
   3,125 Charleston Ed Excellence Fin
            Corp SC Rev Charleston Cnty
            Sch Dist (a) ......................................................            5.250       12/01/25           3,169,844
   9,375 Charleston Ed Excellence Fin
            Corp SC Rev Charleston Cnty
            Sch Dist (a) ......................................................            5.250       12/01/26           9,509,531
   3,115 Greenville, SC Impt & Rfdg (MBIA
            Insd) (g) .........................................................            5.250       04/01/21           3,208,201
   1,015 Rock Hill, SC Util Sys Rev Comb
            Rfdg, Ser C (FSA Insd) (g) ........................................            5.000       01/01/11           1,054,098
   1,100 South Carolina Jobs Econ Dev
            Auth Hlth Fac Rev First Mtg
            Wesley Com Rfdg ...................................................            5.300       10/01/36             876,293

         SOUTH CAROLINA (CONTINUED)
$    550 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ...............................................            5.500%      05/01/28     $       473,126
     400 South Carolina Jobs Econ Dev
            Auth Hlthcare Fac Rev First Mtg
            Lutheran Homes Rfdg ...............................................            5.625       05/01/42             328,648
   2,200 South Carolina Jobs Econ Dev
            Auth Hosp Fac Rev Palmetto
            Hlth Alliance Rfdg, Ser A .........................................            6.250       08/01/31           2,224,398
   6,500 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj, Ser A (AMBAC Insd) ..........................................            5.200       11/01/27           6,570,980
   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj, Ser B (AMBAC Insd)
            (AMT) .............................................................            5.450       11/01/32           3,590,250
     750 South Carolina Jobs Econ Dev
            Auth Rev Woodlands At Furman
            Proj, Ser A .......................................................            6.000       11/15/42             645,600
   1,000 Tobacco Settlement Rev Mgmt
            Auth SC Tob Settlement Rev
            Rfdg ..............................................................            5.000       06/01/18             969,720
                                                                                                                    ---------------
                                                                                                                         32,620,689
                                                                                                                    ---------------
         SOUTH DAKOTA   0.5%
   1,375 Deadwood, SD Ctf Partn (ACA
            Insd) .............................................................            6.375       11/01/20           1,440,849
   1,000 South Dakota St Hlth & Ed Fac
            Auth Rev Children's Care Hosp
            Rfdg (Prerefunded @
            11/01/09) .........................................................            6.125       11/01/29           1,061,340
                                                                                                                    ---------------
                                                                                                                          2,502,189
                                                                                                                    ---------------

         TENNESSEE   5.7%
$  2,130 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg, Ser A ..................................................            5.000%      10/01/25     $     1,824,856
   2,595 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg, Ser A ..................................................            5.125       10/01/35           2,135,296
   1,270 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Hosp First Mtg Impt &
            Rfdg, Ser B (Prerefunded @
            7/01/12) ..........................................................            8.000       07/01/33           1,440,446
   6,000 Jackson, TN Hosp Rev Rfdg
            Jackson Madison Hosp, Ser B
            (AMBAC Insd) (c)(d) ...............................................            7.000       04/01/41           6,000,000
  12,525 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev Cap Apprec First
            Mtg Rfdg, Ser A (MBIA Insd) .......................................              *         07/01/26           4,855,191
   4,800 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Rfdg, Ser A (MBIA-IBC
            Insd) (Prerefunded @ 7/01/12) .....................................            7.500       07/01/25           5,507,616
   5,625 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth, Ser A .......................................................            5.500       07/01/36           5,118,919
   3,100 Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Rev Methodist, Ser B
            (FSA Insd) (a) ....................................................            5.250       09/01/27           3,170,153
                                                                                                                    ---------------
                                                                                                                         30,052,477
                                                                                                                    ---------------
         TEXAS   20.6%
   1,750 Alliance Arpt Auth Inc TX Spl Fac
            Rev Rfdg FedEx Corp Proj
            (AMT) .............................................................            4.850       04/01/21           1,522,080

         TEXAS (CONTINUED)
$  2,335 Beaumont, TX Wtrwks & Swr Sys
            (FGIC Insd) (Prerefunded @
            9/01/10) ..........................................................            6.250%      09/01/14     $     2,522,407
   2,000 Brazos Cnty, TX Hlth Fac Dev
            Oblig Grp .........................................................            5.375       01/01/32           1,918,940
     495 Brownsville, TX Util Sys Rev (b) .....................................            7.375       01/01/10             521,012
     890 Dallas Cnty, TX Flood Ctl Dist
            Rfdg ..............................................................            6.750       04/01/16             938,149
     775 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt, Ser C (MBIA Insd)
            (AMT) .............................................................            5.750       11/01/18             778,798
   1,500 Dallas-Fort Worth, TX Intl Arpt
            Rev Jt, Ser C (MBIA Insd)
            (AMT) .............................................................            6.000       11/01/23           1,506,450
   8,000 Dallas-Fort Worth, TX Intl Arpt
            Rev Rfdg & Impt, Ser A (BHAC
            Insd) (AMT) .......................................................            5.500       11/01/31           8,001,600
   5,850 El Paso Cnty, TX Hosp Dist, Ser
            A (AGL Insd) (a) ..................................................            5.000       08/15/37           5,763,689
   2,750 Fort Bend, TX Indpt Sch Dist
            Rfdg & Sch Bldg (PSF Gtd) (a) .....................................            5.000       08/15/27           2,801,950
   1,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Mem Hermann
            Hlthcare, Ser A (Prerefunded @
            6/01/11) ..........................................................            6.375       06/01/29           1,099,150
   3,000 Houston, TX Arpt Sys Rev Sub
            Lien, Ser A (FSA Insd) (AMT) ......................................            5.625       07/01/30           3,008,190
   5,000 Houston, TX Util Sys Rev Comb
            First Lien, Ser A (FSA Insd) ......................................            5.250       05/15/20           5,276,200
   9,425 Houston, TX Util Sys Rev Rfdg
            Comb First Lien, Ser A (FSA
            Insd) (a) .........................................................            5.000       11/15/36           9,353,926

         TEXAS (CONTINUED)
$  3,700 Judson, TX Indpt Sch Dist Sch
            Bldg (AGL Insd) (a) ...............................................            5.000%      02/01/37     $     3,639,302
   5,000 Matagorda Cnty, TX Navig Dist
            No. 1 Rev Houston Lt Rfdg
            (AMBAC Insd) (AMT) ................................................            5.125       11/01/28           4,531,400
   2,000 Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care
            Ctr, Ser A (Prerefunded @
            2/15/10) ..........................................................            7.625       02/15/28           2,176,840
   1,500 Mesquite, TX Hlth Fac Dev
            Retirement Fac Christian Care Ctr .................................            5.625       02/15/35           1,335,000
   3,500 Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp
            Proj ..............................................................            7.250       01/01/31           3,544,555
   1,000 Mission, TX Econ Dev Corp Solid
            Waste Disp Rev Waste Mgmt
            Inc Proj (AMT) (d) ................................................            6.000       08/01/20           1,003,200
   3,325 North Central, TX Hlth Fac Dev
            Corp Rev Hosp Baylor Hlthcare
            Sys Proj, Ser A ...................................................            5.125       05/15/29           3,289,123
   1,250 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser A .................................................            5.625       01/01/33           1,244,175
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B .................................................            5.625       01/01/28           1,012,710
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B .................................................            6.000       01/01/26           1,046,040
   1,250 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B .................................................            6.000       01/01/27           1,302,850
   3,200 North TX Twy Auth Rev Toll
            Second Tier Rfdg, Ser F ...........................................            5.750       01/01/33           3,121,984
   3,000 Prosper, TX Indpt Sch Dist (PSF
            Gtd) ..............................................................            5.500       08/15/33           3,098,640

         TEXAS (CONTINUED)
$  3,960 Stafford, TX Econ Dev Corp
            (FGIC Insd) .......................................................            5.500%      09/01/30     $     4,020,073
   1,990 Stafford, TX Econ Dev Corp
            (FGIC Insd) (g) ...................................................            6.000       09/01/19           2,191,806
   1,000 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty Inc ....................................            5.625       11/15/27             891,080
   2,800 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty Inc ....................................            5.750       11/15/37           2,407,888
   8,500 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckner Retirement Svcs Inc
            Proj ..............................................................            5.250       11/15/37           7,487,140
     500 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac CC
            Young Mem Hom Proj ................................................            5.750       02/15/25             450,615
   2,780 Tarrant Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Rfdg Cook
            Childrens Med Ctr, Ser B (FSA
            Insd) (a) .........................................................            5.000       12/01/30           2,783,100
   1,000 Texas St Dept Hsg & Cmnty
            Affairs Single Family Rev Mtg,
            Ser B (GNMA Collaterized) (AMT) ...................................            5.300       09/01/39             899,270
   6,450 Texas St Trans Commn Mobility
            Fd (a) ............................................................            5.000       04/01/28           6,583,276
   3,510 Texas St Wtr Fin Assistance ..........................................            5.500       08/01/35           3,574,935

         TEXAS (CONTINUED)
$  3,100 Tyler, TX Hlth Fac Dev Corp Hosp
            Rev Rfdg & Impt East TX Med
            Ctr Rfdg, Ser A ...................................................            5.375%      11/01/37     $     2,678,183
                                                                                                                    ---------------
                                                                                                                        109,325,726
                                                                                                                    ---------------
         UTAH   0.8%
   4,950 Intermountain Pwr Agy UT Pwr
            Supply Rev Rfdg, Ser A (FGIC
            Insd) (b) .........................................................              *         07/01/17           3,389,364
     875 Utah St Charter Sch Fin Auth
            Charter Sch Rev Summit
            Academy, Ser A ....................................................            5.800       06/15/38             812,499
                                                                                                                    ---------------
                                                                                                                          4,201,863
                                                                                                                    ---------------
         VIRGINIA   2.4%
   2,000 Fairfax Cnty, VA Ctf Partn ...........................................            5.300       04/15/23           2,047,240
     550 Lexington, VA Indl Dev Auth
            Residential Care Fac Rev Mtg
            Kendal at Lexington, Ser A ........................................            5.500       01/01/37             460,240
   1,465 Richmond, VA Indl Dev Auth Govt
            Fac Rev Bd (AMBAC Insd) ...........................................            5.000       07/15/17           1,541,971
   1,520 Tobacco Settlement Fin Corp VA .......................................            5.500       06/01/26           1,681,181
   5,950 Virginia St Hsg Dev Auth Comwlth
            Mtg, Ser B (AMT) (a) ..............................................            4.850       01/01/36           5,060,035
   2,000 White Oak Vlg Shops VA Cmnty
            Dev Auth Spl Assmt Rev
            Special Assmt .....................................................            5.300       03/01/17           1,908,960
                                                                                                                    ---------------
                                                                                                                         12,699,627
                                                                                                                    ---------------
         WASHINGTON   3.0%
   1,500 Kalispel Tribe Indians Priority Dist
            WA Rev ............................................................            6.625       01/01/28           1,416,690
   3,000 Spokane, WA Pub Fac Dist Hotel
            Motel & Sales Use Tax (MBIA
            Insd) .............................................................            5.250       09/01/33           3,019,170

         WASHINGTON (CONTINUED)
$  1,720 Washington St Hsg Fin Commn
            Nonprofit Rev Custodial Rcpt
            Wesley Homes, Ser
            2007A-2027 (Acquired
            05/07/08, Cost $1,720,000) (h) ....................................            6.000%      01/01/27     $     1,673,233
   9,855 Washington St Mtr Veh Fuel Tax
            2007 B (FSA Insd) (g) .............................................            5.000       07/01/27          10,041,654
                                                                                                                    ---------------
                                                                                                                         16,150,747
                                                                                                                    ---------------
         WEST VIRGINIA   0.9%
   2,500 Harrison Cnty, WV Cmnty Solid
            Waste Disp Rev Allegheny
            Energy Rfdg, Ser D (AMT) ..........................................            5.500       10/15/37           2,307,525
   1,100 West Virginia St Hosp Fin Auth
            Hosp Rev Thomas Hlth Sys ..........................................            6.000       10/01/20           1,083,588
   1,500 West Virginia St Hosp Fin Auth
            Hosp Rev Thomas Hlth Sys ..........................................            6.250       10/01/23           1,483,935
                                                                                                                    ---------------
                                                                                                                          4,875,048
                                                                                                                    ---------------
         WISCONSIN   4.1%
  10,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a) .........................................................            4.750       09/01/33           8,287,900
   3,100 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a) .........................................................            5.300       09/01/23           3,004,009
   3,600 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a) .........................................................            5.500       09/01/28           3,488,525
   4,285 Wisconsin St Hlth & Ed Fac Auth
            Rev Ministry Hlth (FSA Insd) (a) ..................................            5.000       08/01/34           4,145,358

         WISCONSIN (CONTINUED)
$  2,675 Wisconsin St Hlth & Ed Fac FH
            Hlthcare Dev Inc Proj
            (Prerefunded @ 11/15/09) ..........................................            6.250%      11/15/28     $     2,846,735
                                                                                                                    ---------------
                                                                                                                         21,772,527
                                                                                                                    ---------------
         WYOMING   0.5%
   2,790 Sweetwater Cnty, WY Solid
            Waste Disp Rev FMC Corp Proj
            Rfdg (AMT) ........................................................            5.600       12/01/35           2,480,701
                                                                                                                    ---------------

         PUERTO RICO   4.5%
  21,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev, Ser Y
            (FSA Insd) (a) ....................................................            6.250       07/01/21          23,959,635
                                                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS   209.2%
  (Cost $1,147,110,931) .......................................................................................       1,109,594,475
TOTAL SHORT-TERM INVESTMENTS   0.7%
  (Cost $3,700,000) ...........................................................................................           3,700,000
                                                                                                                    ---------------

TOTAL INVESTMENTS   209.9%
  (Cost $1,150,810,931) .......................................................................................       1,113,294,475

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (50.4%)
  (Cost ($267,266,000))

  (267,266) Notes with interest rates ranging from 2.23% to 2.76% at
            July 31, 2008 and contractual maturities of collateral
            ranging from 2021 to 2047(i) ......................................................................        (267,266,000)
                                                                                                                    ---------------

TOTAL NET INVESTMENT   159.5%
  (Cost $883,544,931) .........................................................................................         846,028,475

OTHER ASSETS IN EXCESS OF LIABILITIES   3.9% ..................................................................          20,697,675

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (63.4%) ...................................................        (336,190,911)
                                                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0% ...............................................................     $   530,535,239
                                                                                                                    ===============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b)  Escrowed to Maturity
(c) Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.
(d)  Variable Rate Coupon
(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(g)  The Trust owns 100% of the outstanding bond issuance.
(h) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.
(i) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2008.


ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust II


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008